Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net income	$ 6,577,522	$ 5,333,354	$ 12,325,450
Items that will not be reclassified to income:
Remeasurement of post-employment benefit obligations	(283,106)	(255,713)	(166,044)
Items that may be subsequently reclassified to income:
Exchange differences on translating foreign operations	334,097	767,165	498,954
Changes in fair value			405,132
Reclassification to other finance income			(544,402)
Cash flow hedges	231,758	789,208	25,838
Convertible debentures due 2025 issued by UHI:
Changes in fair value			319,307
Reclassification to other finance income			(4,718,175)
Warrants issued by UHI, net of hedge	(280,447)	(3,635,399)	3,303,182
Available-for-sale investments	1,008,675	(32,379)	(80,371)
Share of other comprehensive (loss) income of associates and joint ventures	(60,340)	(42,832)	19,705
Other comprehensive income (loss) before income taxes	950,637	(2,409,950)	(936,874)
Income taxes	(366,036)	1,220,400	593,337
Other comprehensive income (loss)	584,601	(1,189,550)	(343,537)
Total comprehensive income	7,162,123	4,143,804	11,981,913
Total comprehensive income attributable to:
Stockholders of the Company	5,161,859	2,425,636	10,477,626
Non-controlling interests	2,000,264	1,718,168	1,504,287
Total comprehensive income	$ 7,162,123	$ 4,143,804	$ 11,981,913